SUNAMERICA STYLE SELECT SERIES, INC.(R)

                Supplement to the Prospectus dated April 1, 1999

         Effective November 1 1999, Wellington Management Company LLP ("Wellington Management") no longer serves as an adviser for a portion of the assets of the Mid-Cap Growth Portfolio. SunAmerica Asset Management Corp. ("SunAmerica") has assumed subadvisory responsibilities for the component. All references to Wellington Management with respect to the Mid-Cap Growth Portfolio on page 38 of the Prospectus are no longer applicable.

         References to Wellington Management under the heading "STYLE-BASED PORTFOLIOS" on page 41 of the Prospectus are replaced with the following:


                                NAME, TITLE AND AFFILIATION OF
PORTFOLIO                       PORTFOLIO MANAGER                     EXPERIENCE
---------                       ------------------------------        ----------
Mid-Cap Growth Portfolio        Brian Clifford                        Mr. Clifford joined SunAmerica in
                                Portfolio Manager                     February 1998. He currently serves
                                (SunAmerica)                          as portfolio manager of the
                                                                      SunAmerica Growth Opportunities
                                                                      Fund and is a member of the
                                                                      SunAmerica Large-Cap Equity Team.
                                                                      Prior to joining SunAmerica, Mr.
                                                                      Clifford was a portfolio manager at
                                                                      Morgan Stanley Dean Witter from
                                                                      April 1995 to February 1998 and a
                                                                      junior equity analyst and
                                                                      investment management associate
                                                                      with Dean Witter Intercapital from
                                                                      October 1994 to April 1995.

                                            ******************************

         References  to  David  L.  Babson  &  Co.,   Inc.   under  the  heading
"STYLE-BASED PORTFOLIOS" on page 42 of the Prospectus are replaced with the following:


                                NAME, TITLE AND AFFILIATION OF
PORTFOLIO                       PORTFOLIO MANAGER                     EXPERIENCE
---------                       ------------------------------        ----------
Large-Cap Value Portfolio       Anthony M. Maramarco                  Mr. Maramarco is Senior Vice
                                Portfolio Manager (Babson)            President of Babson which he joined
                                                                      in 1996.  He also serves as
                                                                      portfolio manager of the Babson
                                                                      Value Fund.  Prior to his
                                                                      employment at Babson, Mr. Maramarco
                                                                      was Vice President at Concert
                                                                      Capital Management, Inc. from 1993
                                                                      to 1996.

                                            ******************************

     Effective September 30, 1999, Berger Associates, Inc. ("Berger"), transferred its operating assets and business to Berger LLC, a subsidiary of Berger Associates, Inc. This transfer did not result in any change in investment personnel or management of Berger or the Small-Cap Value Portfolio. Accordingly, all references to Berger Associates, Inc. are hereby replaced with Berger LLC.



Dated: November 17, 1999

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